Common Stock	12 Months Ended
May 31, 2014
Common Stock

NOTE H — COMMON STOCK

On April 21, 2009, our board of directors adopted a Stockholder Rights Plan to replace the rights plan that was originally adopted in 1999 and expired in May 2009. The plan is substantively similar to its predecessor. Under the new plan, our board declared a dividend distribution of one right for each outstanding share of our common stock, payable May 11, 2009. The rights initially trade together with shares of our common stock and will not be exercisable. The rights generally will become exercisable and allow the holder to acquire shares of our common stock at a discounted price if a person or group acquires 15% or more of our outstanding shares. Rights held by persons who exceed the applicable threshold will be void. Under certain circumstances, the rights will entitle the holder to buy shares in an acquiring entity at a discounted price. Our board may, at its option, redeem all rights for $0.001 per right, generally at any time prior to the rights becoming exercisable. The rights will expire May 11, 2019, unless earlier redeemed, exchanged or amended by the board. The plan specifically provides that our board will review the status of the plan before its fifth anniversary to determine if any such action should be taken, which it did.

On January 8, 2008, we announced our authorization of a stock repurchase program under which we may repurchase shares of our common stock at our discretion for general corporate purposes. Our intention with regard to this program is to limit our repurchases only to amounts required to offset dilution created by stock issued in connection with our equity-based compensation plans, or approximately one to two million shares per year. As a result of this authorization, we may repurchase shares from time to time in the open market or in private transactions at various times and in amounts and for prices that we deem appropriate, subject to insider trading rules and other securities law restrictions. The timing of our purchases has depended upon, and will continue to depend upon, prevailing market conditions, alternative uses of capital and other factors. We may limit or terminate the repurchase program at any time. During the fiscal years ended May 31, 2014 and 2013, we did not repurchase any shares of our common stock under this program. During the fiscal year ended May 31, 2012, we repurchased 164,773 shares of our common stock at a cost of approximately $3.0 million, or an average cost of $18.25 per share, under this program.